General (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended
	Jul. 15, 2024 USD ($) $ / shares	Jul. 15, 2024 ₪ / shares $ / shares shares	Feb. 07, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	May 31, 2023 ₪ / shares	May 30, 2023 ₪ / shares	Sep. 26, 2022 shares
Disclosure of associates [line items]
Number of shares issued | shares		1,453,488	1,964,286	1,734,105		12,835,185		10,793,057			1,082,223
Par value per share | (per share)		₪ 0.07	$ 14	$ 17.3	₪ 0.07		₪ 0.07		₪ 0.07	₪ 0.07
Purchase price per share | $ / shares		₪ 17.2
Gross proceeds from the PIPE Offering	$ 25,000			$ 30,000
Accumulated deficit						$ (228,925)		$ (205,046)
Gross proceeds			$ 27,500
Proceeds from issue of ordinary shares			$ 25,469	$ 27,366
Cash and cash equivalents, short-term and restricted bank deposits						$ 53,600
Share Purchase Agreement [Member]
Disclosure of associates [line items]
Number of shares issued | shares		1,453,488
Par value per share | ₪ / shares		₪ 0.07
Purchase price per share | $ / shares	$ 17.2
Gross proceeds from the PIPE Offering	$ 25,000
Issuance costs	$ 862